Related Party Transactions (Details) - Schedule of Aggregate Amount of Compensation Received by Company’s key Management - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Aggregate Amount of Compensation Received by Company’s key Management [Abstract]
Salaries and wages	$ 3,527	$ 4,185	$ 8,179	$ 7,678	$ 6,191
Variable cash compensation	16,599	18,658	18,658	18,727	10,395
Share-based payments			7,217	6,863	10,275
Aggregate amount of compensation	$ 20,126	$ 22,843	$ 34,054	$ 33,268	$ 26,861